Warrants - Black-Scholes Option Pricing Model (Details)	Jun. 30, 2024 shares	Dec. 31, 2023 $ / shares Y shares	Feb. 08, 2023 $ / shares Y	Dec. 31, 2022 $ / shares shares Y	Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Warrants (in shares) | shares	81,515	268,937		3,336	2,398
Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		1,552
Representative's warrants - February 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		1,265
Common stock warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		13,806
Pre-funded warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		8,782
Representative's warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		691
Common stock warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		235,345
Pre-funded warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		126,380
Representative's warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		7,845
Common stock warrants - November 2023 | Monte Carlo Simulation Model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares		185,604
Reload warrants - June 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares				1,290
Reload warrants - November 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares				995
Representative's warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares				50
Pre funded warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | shares				170
Stock Price | Cash exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		342.49	5.905
Stock Price | Cashless exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		342.49	5.905
Stock Price | Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.01
Stock Price | Representative's warrants - February 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		510.40
Stock Price | Common stock warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		178.06
Stock Price | Pre-funded warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.01
Stock Price | Representative's warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		196.04
Stock Price | Common stock warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		19.14
Stock Price | Pre-funded warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.06
Stock Price | Representative's warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		21.05
Stock Price | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		13.34
Stock Price | Reload warrants - June 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				1,933.14
Stock Price | Reload warrants - November 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				870.00
Stock Price | Representative's warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				870.00
Stock Price | Pre funded warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				2.90
Exercise Price | Cash exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		928.00	16.00
Exercise Price | Cashless exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.00	0.00
Term (years) | Cash exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.00	5.00
Term (years) | Cashless exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.00	5.00
Term (years) | Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.0
Term (years) | Representative's warrants - February 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.0
Term (years) | Common stock warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.5
Term (years) | Pre-funded warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.5
Term (years) | Representative's warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.0
Term (years) | Common stock warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.0
Term (years) | Pre-funded warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.0
Term (years) | Representative's warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.0
Term (years) | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y		5.5
Term (years) | Reload warrants - June 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y				7.5
Term (years) | Reload warrants - November 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y				5.5
Term (years) | Representative's warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y				5.0
Term (years) | Pre funded warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs | Y				5.5
Volatility | Cash exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.9650	0.9650
Volatility | Cashless exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.9650	0.9650
Volatility | Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.965
Volatility | Representative's warrants - February 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.965
Volatility | Common stock warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.884
Volatility | Pre-funded warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.884
Volatility | Representative's warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.963
Volatility | Common stock warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.891
Volatility | Pre-funded warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.891
Volatility | Representative's warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.892
Volatility | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.869
Volatility | Reload warrants - June 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				0.648
Volatility | Reload warrants - November 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				0.843
Volatility | Representative's warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				0.843
Volatility | Pre funded warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				0.843
Risk Free Rate | Cash exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.03784	0.03784
Risk Free Rate | Cashless exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.03784	0.03784
Risk Free Rate | Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0378
Risk Free Rate | Representative's warrants - February 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0379
Risk Free Rate | Common stock warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0356
Risk Free Rate | Pre-funded warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0356
Risk Free Rate | Representative's warrants - April 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0357
Risk Free Rate | Common stock warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0474
Risk Free Rate | Pre-funded warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0474
Risk Free Rate | Representative's warrants - October 2023 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0474
Risk Free Rate | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0.0440
Risk Free Rate | Reload warrants - June 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				0.0332
Risk Free Rate | Reload warrants - November 2022 | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				0.0421
Risk Free Rate | Representative's warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				0.0423
Risk Free Rate | Pre funded warrants | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs				0.0421
Dividend Yield | Cash exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0	0
Dividend Yield | Cashless exercise | Black-Scholes model
Class of Warrant or Right [Line Items]
Warrant fair value measurement inputs		0	0